Unaudited Interim Condensed Consolidated Statements of Operations (Parentheticals) - $ / shares		6 Months Ended
		Mar. 31, 2024	Mar. 31, 2023
Income Statement [Abstract]
Net loss from continuing operations per ordinary share diluted		$ (1.59)	$ (6.54)
Net loss from discontinued operation per ordinary share diluted
Net loss per ordinary share diluted		$ (1.59)	$ (6.54)
Weighted average shares outstanding diluted (in Shares)	[1]	2,552,576	733,386

[1]	The shares data are presented on a retroactive basis to reflect the 40 to 1 reverse share split (Note 20).